OIL AND GAS PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2019
OIL AND GAS PROPERTY, NET
Schedule of oil and gas activities

	As of December 31,
	2019	2018
Oil and gas property – subject to amortization	$20,345,797	$20,100,595
Accumulated depletion and impairment	(18,918,311)	(18,100,778)
Oil and gas property – subject to amortization, net	$1,427,486	$1,999,817

Oil and gas property – not subject to amortization	$958,133	$539,116
Accumulated impairment	—	—
Oil and gas property – not subject to amortization, net	$958,133	$539,116

Schedule of movement of the oil and gas property

Oil & Gas Property – Kruh
January 1, 2018	$2,911,730
Additional capitalization	166,871
Depletion	(1,078,784)
December 31, 2018	$1,999,817
Additional capitalization	245,202
Depletion	(817,533)
December 31, 2019	$1,427,486